Other Financial Assets And Liabilities - Fair Value and Location of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives Designated As Hedging Instruments [Abstract]
Assets Derivatives	$ 177	$ 25
Liabilities Derivatives	(66)	(66)
Forward Contracts, Currency Swap
Derivatives Not Designated As Hedging Instruments [Abstract]
Assets Derivatives	10	3
Liabilities Derivatives	(1)	(2)
Forward Contracts, Currency Swap
Derivatives Designated As Hedging Instruments [Abstract]
Assets Derivatives		6
Liabilities Derivatives	(52)	(46)
Interest rate swaps
Derivatives Designated As Hedging Instruments [Abstract]
Assets Derivatives	42
Liabilities Derivatives	0	(8)
Cross currency swaps (receive euros/pay US$)
Derivatives Designated As Hedging Instruments [Abstract]
Assets Derivatives	53	0
Liabilities Derivatives	(3)	(8)
Commodity hedge
Derivatives Designated As Hedging Instruments [Abstract]
Assets Derivatives	0	14
Liabilities Derivatives	(8)	(1)
Other Hedging Instrument
Derivatives Designated As Hedging Instruments [Abstract]
Assets Derivatives	0	2
Liabilities Derivatives	$ (2)	$ (1)